PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of movements of PP&E [Table Text Block]
(Cdn$ thousands)	Development and Production Assets	Corporate Assets	Right-of-Use Assets	Total
PP&E, at cost:
Balance - December 31, 2020	2,031,343	9,722	3,266	2,044,331
Additions	143,170	1,204	3,145	147,519
Dispositions	(51,360)	-	-	(51,360)
Balance - December 31, 2021	2,123,153	10,926	6,411	2,140,490
Additions	379,220	1,857	1,451	382,528
Balance - December 31, 2022	2,502,373	12,783	7,862	2,523,018

Accumulated depletion and depreciation
Balance - December 31, 2020	621,093	6,107	1,470	628,670
Depletion and depreciation	125,111	1,481	741	127,333
Dispositions	(24,352)	-	-	(24,352)
Balance - December 31, 2021	721,852	7,588	2,211	731,651
Depletion and depreciation	144,133	1,982	1,053	147,168
Balance - December 31, 2022	865,985	9,570	3,264	878,819

Net book value - December 31, 2021	1,401,301	3,338	4,200	1,408,839
Net book value - December 31, 2022	1,636,388	3,213	4,598	1,644,199